Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes Disclosure [Line Items]
Valuation allowances for potential capital losses	$ 13.2
Estimated of cash and repatriate of foreign entities	4,600.0
Unrecognized tax benefits income tax penalties and interest expense recognized	8.9	$ 1.7	$ 15.9
Recognized liability for interest and penalties	116.2	$ 107.4	$ 109.4
Decrease in unrecognized tax benefits within the next twelve months	140.0
Increase in unrecognized tax benefits within the next twelve months	20.0
Amount of potential additional income tax expense related to an IRS notice of proposed adjustment subject to interest and penalties.	$ 370.0
State examination period after notification	up to one year
Minimum [Member]
Income Taxes Disclosure [Line Items]
Income tax expense repatriation of E&P	$ 5,000.0
State jurisdictions statutes of limitation period	3 years
Maximum [Member]
Income Taxes Disclosure [Line Items]
Income tax expense repatriation of E&P	$ 6,000.0
State jurisdictions statutes of limitation period	5 years